Financial Assets And Financial Liabilities - Additional Information (Detail)						3 Months Ended	12 Months Ended
	Feb. 13, 2019 $ / shares shares	Jul. 19, 2018 USD ($)	Apr. 04, 2018 USD ($)	Aug. 15, 2017 USD ($) $ / $ $ / shares shares	Aug. 01, 2017 USD ($) $ / $ $ / shares shares	Apr. 03, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 01, 2020 USD ($)	Sep. 11, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities										$ 11,235
Loan agreement, principal amount							$ 451,413,000	$ 304,767,000
Loan agreement, transaction costs							$ 451,413,000	$ 304,767,000
Percentage of argentine peso depreciated						8.00%	105.00%		17.00%
Inflation retail price indices									100.00%
Inflation wholesale price index							180.00%	140.00%	75.00%
Domestic currency, percentage of devaluation							59.00%	100.00%
Annual interest rate, percentage of increase							65.00%	60.00%
Maximum borrowing capacity											$ 300,000,000
USD
Disclosure of detailed information about financial instruments [line items]
variable interest rate							6.67%	8.06%
ARS
Disclosure of detailed information about financial instruments [line items]
variable interest rate							59.90%	0.00%
Aleph Midstream SA [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity											$ 150,000,000
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Loan agreement, principal amount							$ 288,474,000	$ 152,048,000
Loan agreement, transaction costs							$ 288,474,000	$ 152,048,000
Indebtedness subject to variable interest rates							36.00%	50.00%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Loan agreement, principal amount							$ 162,939,000	$ 152,719,000
Loan agreement, transaction costs							$ 162,939,000	$ 152,719,000
Loan agreement, interest rate bps margin		4.50%
Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of argentine peso depreciated							59.00%
Series A Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued | shares	5,000,000			65,000,000
Number of shares issuable on exercise of one warrant | $ / $				0.33
Warrants issued, exercise price per share | $ / shares	$ 11.50			$ 11.50
Warrants issued, expiration date				Apr. 04, 2023
Proceeds From Issuance Of Warrants				$ 18,000
Series A Warrants [Member] | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in unobersrvable input							0.10%	0.10%
Amount of increase in Financial Obligation							$ 901,000	$ 820,000
Percentage of decrease in unobersrvable input							0.10%	0.10%
Amount of decrease in Financial Obligation							$ 878	$ 828,000
Series A Warrants [Member] | Historical volatility for shares, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in unobersrvable input							50.00%	50.00%
Amount of increase in Financial Obligation							$ 506,000	$ 245,000
Percentage of decrease in unobersrvable input							50.00%	50.00%
Amount of decrease in Financial Obligation							$ 519,000	$ 259,000
Series A Warrants [Member] | Sponsor [Member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued | shares					29,680,000
Number of shares issuable on exercise of one warrant | $ / $					0.33
Warrants issued, exercise price per share | $ / shares					$ 11.50
Proceeds From Issuance Of Warrants					$ 14,840,000
Notes Program [Member]
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities							$ 800,000
Bridge Loan Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Loan agreement, principal amount			$ 11,904,000
Loan agreement, transaction costs			$ 11,904,000
Loan agreement, expiration date			February 11, 2019
Loan agreement, interest rate			3.25%
Deferred expenses recognized in profit or loss		$ 11,904,000
Bridge Loan Agreement [Member] | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Loan agreement, principal amount			$ 260,000,000
Loan agreement, transaction costs			$ 260,000,000
Bridge Loan Agreement [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Loan agreement, interest rate			5.00%